Fair Value of Financial Instruments and Concentration of Credit Risk - Summary of Fair Value, Assets Measured on Recurring and Nonrecurring Basis (Detail) - Fair Value, Nonrecurring [Member] - Investment in related party [Member]
Jun. 30, 2023 USD ($)
Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	$ 12,636,000
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	12,636,000
Changes Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	$ 0